UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Horizon Spin-off and Corporate Restructuring Fund
(Class A: LSHAX)
(Class C: LSHCX)
(Institutional Class: LSHUX)

SEMI-ANNUAL REPORT
October 31, 2014

Horizon Spin-off and Corporate Restructuring Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	12
Supplemental Information	19
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Horizon Spin-off and Corporate Restructuring Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 0.1%
	FINANCIAL – 0.1%
7,200	Special Opportunities Fund, Inc.	$121,680
	TOTAL CLOSED-END FUNDS (Cost $117,363)	121,680

	COMMON STOCKS – 90.5%
	BASIC MATERIALS – 0.5%
	GOLD MINING – 0.5%
8,000	Franco-Nevada Corp.	374,483

	COMMUNICATIONS – 27.6%
	BROADCAST SERVICES/PROGRAMS – 6.0%
32,200	Discovery Communications, Inc. - Class A*	1,138,270
32,200	Discovery Communications, Inc. - Class C*	1,126,678
80,000	Starz*	2,472,000
		4,736,948

	CABLE TV – 2.0%
24,400	DISH Network Corp. - Class A*	1,553,060

	E-COMMERCE/PRODUCTS – 0.8%
11,300	eBay, Inc.*	593,250

	E-COMMERCE/SERVICE – 4.9%
19,200	IAC/InterActiveCorp	1,299,648
74,800	Liberty Interactive Corp. - Class A*	1,955,272
19,034	Liberty Ventures*	668,093
		3,923,013
	MULTIMEDIA – 1.8%
20,000	Viacom, Inc. - Class B	1,453,600

	PUBLISHING-NEWSPAPERS – 1.4%
16,600	Tribune Media Co. - Class A*	1,112,200
350	Tribune Publishing Co.*	6,671
		1,118,871

	SATELLITE TELECOM – 2.0%
32,000	EchoStar Corp. - Class A*	1,495,360
1,600	Loral Space & Communications, Inc.*	122,400
		1,617,760

	TELEVISION – 8.6%
1,200	AMC Networks, Inc. - Class A*	72,780
18,000	CBS Corp. - Class B	975,960
40,000	Liberty Media Corp. - Class A*	1,920,800

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	TELEVISION (Continued)
80,000	Liberty Media Corp. - Class C*	$3,834,400
		6,803,940
	WEB PORTALS/ISP – 0.1%
100	Google, Inc. - Class A*	56,787
100	Google, Inc. - Class C*	55,908
		112,695
		21,913,137

	CONSUMER, CYCLICAL – 23.6%
	BUILDING-RESIDENTIAL/COMMERCIAL – 3.0%
32,000	Brookfield Residential Properties, Inc.*1	744,000
200	Lennar Corp. - Class A	8,616
118,400	TRI Pointe Homes, Inc.*	1,620,896
		2,373,512

	CASINO HOTEL – 2.6%
9,200	Las Vegas Sands Corp.	572,792
8,000	Wynn Resorts Ltd.	1,520,080
		2,092,872

	DIVERSIFIED OPERATION – 8.6%
64,831	Icahn Enterprises LP	6,844,857

	MOTION PICTURES & SERVICES – 0.6%
21,800	DreamWorks Animation SKG, Inc. - Class A*	485,704

	PROFESSIONAL SPORTS – 0.3%
3,200	Madison Square Garden Co. - Class A*	242,432

	RETAIL-AUTOMOBILES – 2.2%
30,000	AutoNation, Inc.*	1,717,800

	RETAIL-MAIL ORDER – 1.0%
16,092	Lands' End, Inc.*	763,887

	RETAIL-MAJOR DEPARTMENT STORES – 4.7%
61,000	Sears Canada, Inc.	587,215
66,400	Sears Holdings Corp.*	2,318,688
54,800	Sears Hometown and Outlet Stores, Inc.*	824,192
		3,730,095
	RETAIL-RESTAURANTS – 0.6%
1,700	Burger King Worldwide, Inc.	55,556

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
	RETAIL-RESTAURANTS (Continued)
50,200	Wendy's Co.	$402,604
		458,160
		18,709,319

	CONSUMER, NON-CYCLICAL – 5.7%
	BEVERAGES-WINE/SPIRITS – 0.2%
11,600	Crimson Wine Group Ltd.*	105,560

	CONSUMER PRODUCTS-MISCELLANEOUS – 4.9%
60,000	Jarden Corp.*	3,905,400

	MEDICAL-DRUGS – 0.6%
2,000	Opko Health, Inc.*	16,700
12,797	Prestige Brands Holdings, Inc.*	453,270
		469,970
		4,480,930

	DIVERSIFIED – 2.9%
	DIVERSIFIED OPERATION – 2.9%
55,100	Jardine Strategic Holdings Ltd. - ADR1	978,576
50,000	Leucadia National Corp.	1,189,000
4,600	Liberty TripAdvisor Holdings, Inc. - Class A*	145,268
		2,312,844

	ENERGY – 6.4%
	OIL COMPANIES-EXPLORATION & PRODUCTION – 0.1%
600	Paramount Resources Ltd. - Class A*	25,127
600	WPX Energy, Inc.*	11,472
		36,599

	OIL-U.S. ROYALTY TRUSTS – 6.3%
30,800	Texas Pacific Land Trust	5,028,100
		5,064,699

	FINANCIAL – 23.4%
	DIVERSIFIED OPERATION – 0.0%
100	Berkshire Hathaway, Inc. - Class B*	14,016

	FINANCE-CONSUMER LOANS – 0.0%
100	Ocwen Financial Corp.*	2,356

	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 9.3%
234,000	Dream Unlimited Corp. - Class A*1	2,777,369

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	INVESTMENT MANAGEMENT/ADVISORY SERVICES (Continued)
96,800	Dundee Corp. - Class A*1	$1,375,722
1,000	Oaktree Capital Group LLC	47,480
18,100	Onex Corp.1	1,019,030
234,000	Urbana Corp. - Class A	398,616
10,000	Virtus Investment Partners, Inc.	1,792,100
		7,410,317

	REAL ESTATE OPERATIONS/DEVELOPMENTS – 13.6%
49,000	Brookfield Asset Management, Inc. - Class A1	2,399,530
2,915	Brookfield Property Partners LP1	66,316
56,400	Howard Hughes Corp.*	8,312,232
		10,778,078

	REITS-REGIONAL MALLS – 0.5%
21,600	Rouse Properties, Inc.	393,336
		18,598,103

	INDUSTRIAL – 0.4%
	DIVERSIFIED MANUFACTURING – 0.4%
3,900	Danaher Corp.	313,560
	TOTAL COMMON STOCKS (Cost $49,045,204)	71,767,075

Principal Amount

	SHORT-TERM INVESTMENTS – 9.7%
$7,668,282	UMB Money Market Fiduciary, 0.01%2	7,668,282
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,668,282)	7,668,282

	TOTAL INVESTMENTS – 100.3% (Cost $56,830,849)	79,557,037
	Liabilities in Excess of Other Assets – (0.3)%	(242,284)

	TOTAL NET ASSETS – 100.0%	$79,314,753

ADR – American Depository Receipt
LP – Limited Partnership

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Real Estate Operations/Developments	13.6%
Investment Management/Advisory Services	9.3%
Diversified Operation (Consumer, Cyclical)	8.6%
Television	8.6%
Oil-U.S. Royalty Trusts	6.3%
Broadcast Services/Programs	6.0%
E-Commerce/Service	4.9%
Consumer Products-Miscellaneous	4.9%
Retail-Major Department Stores	4.7%
Building-Residential/Commercial	3.0%
Diversified Operation (Diversified)	2.9%
Casino Hotel	2.6%
Retail-Automobiles	2.2%
Satellite Telecom	2.0%
Cable TV	2.0%
Multimedia	1.8%
Publishing-Newspapers	1.4%
Retail-Mail Order	1.0%
E-Commerce/Products	0.8%
Motion Pictures & Services	0.6%
Medical-Drugs	0.6%
Retail-Restaurants	0.6%
REITS-Regional Malls	0.5%
Gold Mining	0.5%
Diversified Manufacturing	0.4%
Professional Sports	0.3%
Beverages-Wine/Spirits	0.2%
Web Portals/ISP	0.1%
Oil Companies-Exploration & Production	0.1%
Diversified Operation (Financial)	0.0%
Finance-Consumer Loans	0.0%
Total Common Stocks	90.5%
Short-Term Investments	9.7%
Closed-End Funds	0.1%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $56,830,849)	$79,557,037
Receivables:
Investment securities sold	3,911
Fund shares sold	335,288
Dividends and interest	4,361
Prepaid expenses	78,711
Total assets	79,979,308

Liabilities:
Payables:
Investment securities purchased	393,257
Fund shares redeemed	138,407
Advisory fees	44,647
Distribution fees - Class A & Class C (Note 7)	11,220
Shareholder servicing fees (Note 8)	10,102
Transfer agent fees and expenses	16,974
Fund accounting fees	12,507
Custody fees	10,661
Auditing fees	8,823
Fund administration fees	7,134
Chief Compliance Officer fees	2,035
Trustees' fees and expenses	757
Accrued other expenses	8,031
Total liabilities	664,555

Net Assets	$79,314,753

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$67,740,989
Accumulated net investment income	351,155
Accumulated net realized loss on investments and foreign currency transactions	(11,503,579)
Net unrealized appreciation on investments	22,726,188
Net Assets	$79,314,753

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$12,884,521
Shares of beneficial interest issued and outstanding	1,244,154
Redemption price1	10.36
Maximum sales charge (4.75% of offering price)2	0.52
Maximum offering price to public	$10.88

Class C Shares:
Net assets applicable to shares outstanding	$10,641,210
Shares of beneficial interest issued and outstanding	1,049,461
Redemption price3	$10.14

Institutional Shares:
Net assets applicable to shares outstanding	$55,789,022
Shares of beneficial interest issued and outstanding	5,405,358
Redemption price	$10.32

1	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
2	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase. Prior to January 1, 2014 the CDSC was 0.75%.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,089)	$338,526
Interest	182
Total investment income	338,708

Expenses:
Advisory fees	383,828
Distribution fees - Class C (Note 7)	52,135
Transfer agent fees and expenses	42,272
Fund accounting fees	31,406
Administration fees	28,083
Shareholder servicing fees (Note 8)	26,858
Registration fees	25,206
Legal fees	19,403
Custody fees	17,647
Distribution fees - Class A (Note 7)	16,762
Shareholder reporting fees	11,075
Auditing fees	8,823
Chief Compliance Officer fees	4,688
Trustees' fees and expenses	3,669
Miscellaneous	3,529
Insurance fees	605

Total expenses	675,989
Advisory fees waived	(127,229)
Net expenses	548,760
Net investment loss	(210,052)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	990,988
Foreign currency transactions	(5)
Net realized gain	990,983
Net change in unrealized appreciation/depreciation on:
Investments	(544,714)
Net change in unrealized appreciation/depreciation	(544,714)
Net realized and unrealized gain on investments and
foreign currency	446,269

Net Increase in Net Assets from Operations	$236,217

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2014	For the Year Ended
	(Unaudited)	April 30, 2014
Increase in Net Assets from:
Operations:
Net investment loss	$(210,052)	$(157,041)
Net realized gain on investments and foreign currency transactions	990,983	2,214,957
Net change in unrealized appreciation/depreciation on investments and
foreign currency translations	(544,714)	8,300,392
Net increase from payment by affiliates (Note 3)	-	58,349
Net increase in net assets resulting from operations	236,217	10,416,657

Capital Transactions:
Net proceeds from shares sold:
Class A	3,183,994	3,409,090
Class C	1,541,467	1,710,562
Institutional Class	15,892,798	13,705,842
Cost of shares redeemed:
Class A	(2,875,932)	(2,205,251)
Class C	(1,602,898)	(1,619,774)
Institutional Class	(12,932,643)	(7,747,049)
Net increase in net assets from capital transactions	3,206,786	7,253,420

Total increase in net assets	3,443,003	17,670,077

Net Assets:
Beginning of period	75,871,750	58,201,673
End of period	$79,314,753	$75,871,750

Accumulated net investment income	$351,155	$561,207

Capital Share Transactions:
Shares sold:
Class A	303,288	339,172
Class C	148,534	172,765
Institutional Class	1,515,188	1,375,665
Shares redeemed:
Class A	(274,021)	(236,977)
Class C	(154,301)	(172,289)
Institutional Class	(1,234,644)	(791,079)
Net increase in capital share transactions	304,044	687,257

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	2014(Unaudited)		April 30, 2014		April 30, 2013		April 30, 2012		April 30, 2011		April 30, 2010
Net asset value, beginning of period	$10.32		$8.74		$6.91		$7.42		$6.36		$4.80
Income from Investment Operations:
Net investment income (loss)1	(0.03)		(0.03)		0.03		(0.01)		0.01		0.01
Net realized and unrealized gain (loss) on investments	0.07		1.60		1.87		(0.44)		1.24		1.66
Net increase from payment by affiliates (Note 3)	-		0.01		-		-		-		-
Total from investment operations	0.04		1.58		1.90		(0.45)		1.25		1.67

Less Distributions:
From net investment income	-		-		(0.07)		(0.06)		(0.19)		(0.11)

Redemption fee proceeds	-		-		-	2	-	2	-	2	-	2

Net asset value, end of period	$10.36		$10.32		$8.74		$6.91		$7.42		$6.36

Total return 3	0.39%	5	18.08%	4	27.77%		(5.94)%		20.05%		35.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,885		$12,536		$9,719		$8,658		$16,573		$24,688

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%	6	1.94%		2.11%		1.83%		1.70%		1.73%
After fees waived and expenses absorbed	1.50%	6	1.50%		1.50%		1.50%		1.50%		1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.95)%	6	(0.76)%		(0.20)%		(0.50)%		(0.10)%		0.02%
After fees waived and expenses absorbed	(0.62)%	6	(0.32)%		0.41%		(0.17)%		0.10%		0.25%
Portfolio turnover rate	9%	5	18%		4%		19%		33%		20%

1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

4	Total return would have been 17.96% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
5	Not annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31,		For the Year Ended		For the Year Ended	For the Year Ended		For the Year Ended		For the Year Ended
	2014(Unaudited)		April 30, 2014		April 30, 2013	April 30, 2012		April 30, 2011		April 30, 2010
Net asset value, beginning of period	$10.14		$8.64		$6.83	$7.33		$6.29		$4.75
Income from Investment Operations:
Net investment income (loss)1	(0.07)		(0.09)		(0.01)	(0.04)		(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	0.07		1.58		1.86	(0.44)		1.23		1.64
Net increase from payment by affiliates (Note 3)	-		0.01		-	-		-		-
Total from investment operations	-		1.50		1.85	(0.48)		1.20		1.63

Less Distributions:
From net investment income	-		-		(0.04)	(0.02)		(0.16)		(0.09)

Redemption fee proceeds	-		-		-	-	2	-	2	-	2

Net asset value, end of period	$10.14		$10.14		$8.64	$6.83		$7.33		$6.29

Total return3	0.00%	5	17.36%	4	27.16%	(6.44)%		19.40%		34.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,641		$10,701		$9,108	$8,300		$14,692		$15,219

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.58%	6	2.53%		2.61%	2.33%		2.20%		2.23%
After fees waived and expenses absorbed	2.25%	6	2.09%		2.00%	2.00%		2.00%		2.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.70)%	6	(1.35)%		(0.70)%	(1.00)%		(0.60)%		0.02%
After fees waived and expenses absorbed	(1.37)%	6	(0.91)%		(0.09)%	(0.67)%		(0.40)%		(0.25)%
Portfolio turnover rate	9%	5	18%		4%	19%		33%		20%

1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If the sales charge was included total returns would be lower. Prior to January 1, 2014 the CDSC was 0.75%.

4	Total return would have been 17.25% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
5	Not annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended October 31,		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	2014(Unaudited)		April 30, 2014		April 30, 2013		April 30, 2012		April 30, 2011		April 30, 2010
Net asset value, beginning of period	$10.27		$8.67		$6.86		$7.38		$6.32		$4.77
Income from Investment Operations:
Net investment income (loss)1	(0.02)		(0.01)		0.05		0.01		0.02		0.03
Net realized and unrealized gain (loss) on investments	0.07		1.60		1.85		(0.45)		1.25		1.65
Net increase from payment by affiliates (Note 3)	-		0.01		-		-		-		-
Total from investment operations	0.05		1.60		1.90		(0.44)		1.27		1.68

Less Distributions:
From net investment income	-		-		(0.09)		(0.08)		(0.21)		(0.13)

Redemption fee proceeds	-		-		-	2	-	2	-	2	-	2

Net asset value, end of period	$10.32		$10.27		$8.67		$6.86		$7.38		$6.32

Total return3	0.49%	5	18.45%	4	28.03%		(5.74)%		20.51%		35.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,789		$52,635		$39,375		$46,863		$82,886		$86,012

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%	6	1.69%		1.86%		1.58%		1.45%		1.48%
After fees waived and expenses absorbed	1.25%	6	1.25%		1.25%		1.25%		1.25%		1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.70)%	6	(0.51)%		0.05%		(0.25)%		0.15%		0.27%
After fees waived and expenses absorbed	(0.37)%	6	(0.07)%		0.66%		0.08%		0.35%		0.50%
Portfolio turnover rate	9%	5	18%		4%		19%		33%		20%

1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If the sales charge was included total returns would be lower. Prior to January 1, 2014 the CDSC was 0.75%.

4	Total return would have been 18.34% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
5	Not annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2014 (Unaudited)

Note 1 – Organization
The Horizon Spin-off and Corporate Restructuring Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to February 11, 2014, the Fund was known as the Liberty Street Horizon Fund.  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class.  Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007.  Institutional Class commenced operations on July 11, 2007.

The Fund is the accounting and performance successor to the Liberty Street Horizon Fund, a series of Forum Funds (the “Predecessor Fund”).  On October 12, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A, C, and Institutional shares of the Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At October 31, 2014, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken or expected to be taken in all open tax years.  This period of time is considered to be the prior three tax years, when applicable, and the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended October 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Securities Lending
The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund's behalf and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2014, there were no securities loaned by the Fund and there was no collateral due to broker by the Fund.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor engages Horizon Asset Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively until August 31, 2015.  Prior to January 1, 2014 the Advisor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.00% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

For the six months ended October 31, 2014, the Advisor waived its advisory fees totaling $127,229.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At October 31, 2014, the amount of these potentially recoverable expenses was $1,017,606.  The Advisor may recapture all or a portion of this amount no later than April 30, of the years stated below:

2015	272,244
2016	332,182
2017	285,951
2018	127,229

The “Net increase from payments by affiliates” on the Statement of Changes and in the Financial Highlights represents an amount reimbursed from the Advisor for the loss on a portfolio investment.

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended October 31, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$56,886,125

Gross unrealized appreciation	$25,970,461
Gross unrealized depreciation	(3,299,549)

Net unrealized appreciation on investments	$22,670,912

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

As of April 30, 2014 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(12,079,138)
Unrealized appreciation on investments and foreign currency translations	23,416,685
Total accumulated earnings (deficit)	$11,337,547

The tax character of distributions paid during the fiscal years ended April 30, 2014 and April 30, 2013 were as follows:

Distribution paid from:	2014	2013
Ordinary income	$-	$575,704
Long-term capital gains	-	-
Total distributions paid	$-	$575,704

As of April 30, 2014, the Fund had a short-term capital loss carryover of $11,828,597 of which $1,878,060 expires in 2018 and $9,950,537 expires in 2019.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended April 30, 2014, the Fund utilized $2,002,971 of its capital loss carryovers.

The Fund has $250,445 in qualified late-year losses, which are deferred until fiscal year 2015 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fee
The Fund imposed a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. As of August 31, 2012, the Fund no longer imposes the redemption fee.

Note 6 – Investment Transactions
For the six months ended October 31, 2014, purchases and sales of investments, excluding short-term investments, were $7,028,016 and $6,847,486, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. Prior to January 1, 2014 with respect to the Class A and Class C, the Plan provided for the payment of distribution fees at the annual rate of up to 0.25% and 0.75%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor.  In addition, HRC may receive sales charges from the Fund’s distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor. For the six months ended October 31, 2014, HRC did not receive any distribution fees or sales commissions.

For the six months ended October 31, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Prior to January 1, 2014, the Trust, on behalf of the Fund, had adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$121,680	$-	$-	$121,680
Common Stocks*	71,767,075	-	-	71,767,075
Short-Term Investments	7,668,282	-	-	7,668,282
Total Investments	$79,557,037	$-	$-	$79,557,037

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Horizon Spin-Off and Corporate Restructuring Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and Horizon Asset Management, Inc. (the “Sub-Advisor”) with respect to the Horizon Spin-Off and Corporate Restructuring Fund series of the Trust (the “Fund”) for additional one-year terms.  In approving renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that renewal of each Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the S&P 500 Index and the returns of a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from the Mid Valuation-Sensitive Growth fund universe (the “Performance Universe”) for the one-, three- and five-year periods ended June 30, 2014; reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Mid-Cap Growth fund universe (the “Expense Universe”); and information about the Investment Advisor’s and Sub-Advisor’s policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and committee meetings.  Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session at which no representatives of the Investment Advisor or the Sub-Advisor were present.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the annualized total returns of the Fund for the one- and three-year periods were above the Performance Universe and Performance Peer Group medians and the returns of the S&P 500 Index.  The Trustees also observed that the annualized total returns of the Fund for the five-year period were below the Performance Universe median by 159 basis points, the Performance Peer Group median by 141 basis points, and the S&P 500 Index return by 47 basis points.  The Trustees considered Morningstar’s observations that the Fund is unusual for a corporate activity fund in that the Fund has a long-term approach and does not engage in short sales; that the Fund differs from many other corporate activity funds because it invests in both restructuring companies and companies that are spun off, using value and growth strategies, while other corporate activity funds usually focus on value investments by investing in restructuring companies only; and that that the Fund is concentrated, while other corporate activity funds are generally more diversified. The Trustees noted that the Fund had changed its strategy to focus on corporate restructuring in February 2014. The Trustees also observed that the Investment Advisor was recommending the renewal of the Sub-Advisory Agreement and that the Investment Advisor believed the Fund’s performance over the last 12 months was consistent with, and that the Fund was well positioned to continue to meet, its investment objective.

Horizon Spin-Off and Corporate Restructuring Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board also considered the overall quality of services provided by the Investment Advisor and the Sub-Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board also considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund and the commitment of the Investment Advisor to the maintenance and growth of the Fund’s assets.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of each of the Investment Advisor and the Sub-Advisor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each of the Investment Advisor and the Sub-Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers) of the Fund were higher than the Fund’s Expense Peer Group and the Expense Universe medians by 25 basis points.  The Trustees noted, however, that the Investment Advisor was waiving a significant portion of its advisory fees with respect to the Fund because of its low asset levels and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee.  The Trustees also noted the Investment Advisor’s assessment that most funds in the Mid-Cap Growth Expense Universe are funds designed to replicate or provide investors with “style-box” exposure to mid-cap growth investments and may not provide the best basis of comparison for the Fund’s actively managed portfolio.  The Trustees observed that the Fund’s advisory fee was lower than that of the one actively managed fund included in the Performance Peer Group that the Investment Advisor believed was comparable to the Fund.  The Trustees noted that the Investment Advisor does not provide advisory services to any other mutual funds or any other accounts with similar investment strategies as the Fund, and therefore the Board could not compare the Fund’s advisory fees to the advisory fees paid by any other client of the Investment Advisor.

In considering the total expenses paid by the Fund, the Board observed that the total expenses paid by the Fund (net of fee waivers) were higher than the Fund’s Expense Peer Group and the Expense Universe medians by 25 and 26 basis points, respectively.  The Trustees noted, however, that the Fund’s average net assets as of June 30, 2014, were lower than the average asset size of funds in the Expense Peer Group and Expense Universe.

Horizon Spin-Off and Corporate Restructuring Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor. The Board noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund.  The Board noted that the fees charged by the Sub-Advisor were significantly less than the standard fees it charges to its other clients with similar objectives and policies as those of the Fund.  The Board noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and the Sub-Advisor under the respective Fund Advisory Agreement was fair and reasonable in light of the services provided by such entity to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2014, and the Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor, its affiliates and the Sub-Advisor as a result of their relationships with the Fund (other than investment advisory and sub-advisory fees), including benefits received by the Investment Advisor’s affiliated broker-dealer in connection with the marketing of Fund shares, 12b-1 distribution fees paid to the Investment Advisor’s affiliates, research services provided to the Sub-Advisor by broker-dealers providing execution services to the Fund, and the intangible benefits of their association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory or sub-advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement.

Horizon Spin-off and Corporate Restructuring Fund
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/14	10/31/14	5/1/14 – 10/31/14
Class A	Actual Performance	$ 1,000.00	$ 1,003.90	$ 7.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.62
Class C	Actual Performance	1,000.00	1,000.00	11.34
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.87	11.42
Institutional Class	Actual Performance	1,000.00	1,004.90	6.31
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.25% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Horizon Spin-off and Corporate Restructuring Fund
a series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Sub-Advisor
Horizon Asset Management LLC
470 Park Avenue South, 4th Floor South
New York, New York 10016

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Horizon Spin-off and Corporate Restructuring Fund Class A	LSHAX	461 418 840
Horizon Spin-off and Corporate Restructuring Fund Class C	LSHCX	461 418 832
Horizon Spin-off and Corporate Restructuring Fund Institutional Class	LSHUX	461 418 824

Privacy Principles of the Horizon Spin-off and Corporate Restructuring Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Horizon Spin-off and Corporate Restructuring Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Horizon Spin-off and Corporate Restructuring Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/2015